Debt (Tables)	6 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short-Term Loans

(a) Short-term loans:

		March 31, 2021	September 30, 2020
		(Unaudited)
Xi’an Guosen Micro-Credit Co., Ltd.	(1)	$305,041	$279,276
Xi ’an Xinchang Micro-lending Co. Ltd.	(2)	114,391	110,241
China Construction Bank	(3)	31,100	17,640
Bohai Bank	(4)	457,561	440,962
Huaxia Bank	(5)	457,561	440,962
Xi ’an Guoxu Investment Management Co. Ltd.	(6)	457,561	-
Total short-term loans		$1,823,215	$1,289,081

(1). On July 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB 2.0 million (equivalent to US$279,276) as working capital for six months, with maturity date on January 21, 2021 and interest rate of 17% per annum. The loan was fully repaid upon maturity.

On March 3, 2021, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB 2.0 million (equivalent to US$305,041) as working capital for six months, with maturity date on September 3, 2021 and interest rate of 15.4% per annum.

(2). On June 1, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’ an Xinchang Micro-lending Co. Ltd., to borrow RMB 750,002 (equivalent to US$110,241) as working capital for one year, with maturity date on May 31, 2021 and interest rate of 18.0% per annum. The loan was subsequently fully repaid upon maturity.

On November 4, 2020, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’ an Xinchang Micro-lending Co. Ltd., to borrow RMB 1.0 million (equivalent to US$152,502) as working capital for one year, with maturity date on November 3, 2021 and interest rate of 15.12% per annum. The Company repaid RMB 416,665 (equivalent to US$63,550) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 583,335 (equivalent to US$88,970).

(3). On January 19, 2020, Xi’an App-Chem’s subsidiary Tongchuan DT, entered into a loan agreement with China Construction Bank to borrow RMB 100,000 (equivalent to US$14,699) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum. The loan was fully repaid upon maturity.

On May 15, 2020, Tongchuan DT entered into another loan agreement with China Construction Bank to borrow RMB 20,000 (equivalent to US$3,051) as working capital for one year, with maturity date on May 15, 2021 and interest rate of 4.1% per annum. The loan was subsequently fully repaid upon maturity.

On January 12, 2021, Tongchuan DT entered into another loan agreement with China Construction Bank to borrow RMB 183,903 (equivalent to US$28,049) as working capital for one year, with maturity date on January 12, 2022 and interest rate of 3.85% per annum.

(4). On May 22, 2020, the Company’s VIE, Xi’an App-Chem, obtained a line of credit approval from Bohai Bank for a maximum of RMB 13 million (approximately $2.0 million) loans as working capital for one year. On July 22, 2020, the Company borrowed RMB 3 million (equivalent to US$457,561) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. provided joint guarantee to this loan. The loan was subsequently fully repaid upon maturity. In July 2021, the Company repaid the Mach 31, 2021 loan balance upon maturity and at the same time renewed the line of credit of RMB 13 million (approximately $2.0 million) with Bohai Bank for additional one year (see Note 18). As of the date of this filing, the Company has not borrowed out of this new line of credit with Bohai Bank and has the availability to borrow out of this line of credit before July 15, 2022.

(5). On April 3, 2020, the Company’s VIE, Xi’an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.3 million) loans, including RMB 3 million (approximately $0.5 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. From June 16, 2020 to June 29, 2020, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Huaxia Bank to borrow total of a RMB 3 million (equivalent to US$457,561) as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively. These loans were subsequently fully repaid upon maturity. In addition, on April 16, 2020, the Company borrowed additional RMB 2.0 million (equivalent to US$305,041) out of this line of credit as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank. The Company repaid RMB 200,000 (equivalent to US$30,504) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 1.8 million (equivalent to US$274,537). In May 2021, the Company renewed the line of credit of RMB 15 million (approximately $2.3 million) with Huaxia Bank for one year (see Note 18). As of March 31, 2021, the Company had the availability to borrow additional approximately $1.5 million (RMB 10 million) from Huaxia Bank before May 7, 2022.

(6). On March 24, 2021, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement Xi ’an Guoxu Investment Management Co. Ltd., to borrow RMB 3 million (equivalent to US$457,561) as working capital for six months, with maturity date on September 23, 2021 and interest rate of 13% per annum. Mr. Yongwei Hu and his wife Ms. Jing Liu provided joint guarantee to this loan.

Schedule of Long-Term Loans

(b) Long-term loans:

		March 31, 2021	September 30, 2020
		(Unaudited)
Xi’an Investment Holding Co., Ltd.	(7)	$2,242,050	$2,204,812
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(8)	1,220,163	1,175,900
Webank Co., Ltd.	(9)	230,397	34,910
Huaxia Bank	(10)	274,537	293,975
Qishang Bank	(11)	457,561	-
Total		4,424,708	3,709,597
Less: current portion of long-term loans		(2,318,528)	(1,227,346)
Total long-term loans		$2,106,180	$2,482,251

(7) On February 14, 2017 and on December 13, 2017, the Company’s VIE, Xi’an App-Chem entered into loan agreements with third-party Xi’an Investment Holdings Co., Ltd. (the “Lender”), to borrow an aggregate of RMB 15.0 million (approximately $2.3 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB 5.0 million (equivalent to US$0.8 million) matured on February 13, 2020 and RMB 10.0 million (approximately $1.5 million) matured on December 12, 2020. The Company did not make the loan repayment upon maturities. In accordance with a COVID-19 relief notice issued by local government, for RMB 5 million matured on February 13, 2020, the loan payment term has been extended to February 12, 2022, and for RMB 10 million matured on December 12, 2020, the payment term has been extended to December 12, 2022. Loan interest rates remain unchanged. As of March 31, 2021, RMB 5 million (equivalent to US$762,602) was reclassified as current portion of long-term loans. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem and his personal bank savings as collateral to safeguard these loans.

(8) On June 26, 2017, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.2 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. As of March 31, 2021, this loan was reclassified as current portion of long-term loans. The Company has negotiated with the Lender to extend the loan repayment date for additional 18 months to December 25, 2021 in accordance with a COVID-19 relief notice issued by local government, with interest rate increases to 4.75% from June 26, 2020 to June 25, 2021, and to 5.225% from June 26, 2021 to December 25, 2021.

(9) On January 19, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 162,500 (equivalent to US$24,785) as working capital for 27 months, with maturity date on April 12, 2022 and interest rate of 18.0% per annum.

On October 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 443,333 (equivalent to US$67,617) and RMB 904,762 (equivalent to US$137,995) as working capital for two years, with maturity date on October 12, 2022 and interest rate of 14.4% per annum.

Loans from Shenzhen Qianhai WeBank Co., Ltd, in the amount of RMB 1,001,429 (equivalent to US$152,738) was reclassified as current portion of long-term loans as of March 31, 2021.

(10) As disclosed in (5) above, on April 16, 2020, the Company borrowed RMB 2.0 million (equivalent to US$305,041) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company repaid RMB 200,000 (equivalent to US$30,504) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 1.8 million (equivalent to US$274,537). According to the payment term, RMB 0.2 million (equivalent to US$30,504) is required to be repaid before March 21, 2022 and the remaining balance will be paid upon maturity. Accordingly, as of March 31, 2021, RMB 0.2 million (equivalent to US$30,504) was reclassified as current portion of long-term loans.

(11) On December 10, 2020, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Qishang Bank Co., Ltd. (“Qishang Bank”) for a maximum of RMB 13 million (approximately $1.9 million) loans as working capital. On December 15, 2020, the Company borrowed RMB 3.0 million (equivalent to US$457,561) as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, also pledged their personal residence properties as collateral to safeguard this loan. According to the payment term, the Company is required to repay RMB 0.5 million (equivalent to US$76,260) on June 21, 2021 and December 21, 2021, respectively, with the remaining balance to be paid upon maturity. Accordingly, as of March 31, 2021, RMB 1.0 million (equivalent to US$152,520) was reclassified as current portion of long-term loans. As of the date of this filing, the Company had the availability to borrow additional approximately $1.5 million (RMB 10.0 million) from Qishang Bank before December 9, 2023.

Schedule of Line of Credit

As of the date of this filing, the Company had the availability to borrow an aggregate of approximately $7.8 million (RMB 51 million) line of credit from the following financial institutions before December 2023:

Name of financial institution:	Amount

Huaxia Bank	$1,525,204
Qishang Bank	1,525,204
Bohai Bank	1,982,765
Bank of China	2,745,367
Total	$7,778,540

Schedule of Third Party Loans

(c) Third party loans

		March 31, 2021	September 30, 2020
		(Unaudited)
Wei Wang	(12)	$-	$440,962
Shaanxi Keyi Technology Co. Ltd.	(12)	-	73,494
Biyun Xue	(12)	-	9,775
Xi ’an Kaimei Medical Technology Co., Ltd.	(12)	-	166,096
Total third-party loans		$-	$690,327

(12) During the Company’s normal course of business, the Company also borrows funds from several third-party individuals or third-party companies as working capital. These borrowings are short-term, interest free and payable on demand. As of September 30, 2020, loans payable to third-parties amounted to $690,327 which have been fully repaid in December 2020.